Risk management (Details 12)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Risk Type [Abstract]
Risk Type	New Methodology	New Methodology	New Methodology
Credit	72.00%	70.00%	62.00%
Market	2.00%	4.00%	5.00%
ALM	8.00%	4.00%	9.00%
Business	6.00%	8.00%	8.00%
Operational	5.00%	6.00%	6.00%
Fixed Assets	1.00%	2.00%	2.00%
Intangible Assets	0.00%	1.00%	1.00%
Pension Funds	1.00%	1.00%	1.00%
Deferred Tax Assets	5.00%	4.00%	6.00%
TOTAL	100.00%	100.00%	100.00%